Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023	6 Months Ended
Jun. 30, 2024
Audited Pro Forma Combined Financial Information [Abstract]
Audited pro forma combined financial information as of the year ended December 31, 2023
18.	Audited pro forma combined financial information as of the year ended December 31, 2023

On November 26, 2024, Parent completed the acquisition (the “Acquisition”) of a 69.36% stake in Quality Industrial Corp., a Nevada corporation (“Quality” or “QIND”), pursuant to a Stock Purchase Agreement dated November 18, 2024. The transaction involved issuing 3,818,969 Class A Ordinary Shares (representing 19.99% of the Company’s issued shares), and 4,171,327 Series A Convertible Preferred Shares, which will convert into 41,713,270 Class A shares upon shareholder and Nasdaq approval.

The Acquisition was considered to be a business combination accounted for under International Financial Reporting Standards (“IFRS”) acquisition method of accounting. In accordance with IFRS 3 - Business Combinations, Fusion Fuel has been identified as the accounting acquirer, and Quality as the target, for accounting purposes. Consequently, Fusion Fuel will consolidate Quality into its financial statements for the year ended 2024.

Accordingly, the assets acquired, and liabilities assumed have been recorded at their estimated fair values at the date of the Acquisition. The purchase price has been allocated on a preliminary basis to the assets acquired and the liabilities assumed based upon estimates of their respective fair values, which are subject to potential adjustment upon finalization of the purchase price allocation.

The following audited combined pro forma balance sheet as of December 31, 2023, gives effect to the Acquisition as if it had been completed as of December 31, 2023. The pro forma information has been prepared by our management, and it may not be indicative of the results that actually would have occurred had the transaction been in effect on the dates indicated, nor does it purport to indicate the results that may be obtained in the future. The pro forma information is based on provisional amounts allocated by management to various assets and liabilities acquired and may be eventually different than currently presented.

	HTOO	QIND	Pro-forma adjustment					Consolidated Pro-Forma
	31-Dec-23	31-Dec-23	Share issuance (69.36%)		Transaction costs	Share conversion		31-Dec-23
ASSETS
Current Assets
Cash and Cash Equivalents	1,267,023	2,492			(198,688) [5]			1,070,827
Inventory	4,057,220	-						4,057,220
Other Current Assets	7,185,958	2,000,000						9,185,958
Total Current Assets	12,510,202	2,002,492	-		(198,688)			14,314,006

Non-Current Assets
Long Term Investments	1,299,135	6,500,000						7,799,135
Property, Plant and Equipment	27,379,320	-						27,379,320
Related Party Receivables	-	333,133						333,133
Goodwill & other Intangible assets	5,608,644	-	14,874,243	[1]				20,482,887
Total Non-current Assets	34,287,100	6,833,133	14,874,243		-			55,994,476
Total Assets	46,797,302	8,835,625	14,874,243		(198,688)			70,308,482

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current Liabilities
Accounts Payable	16,920,104	166,577						17,086,681
Other Payables - current	1,464,828	5,379,554						6,844,382
Convertible Notes, net of discount	-	2,310,109						2,310,109
Other Current Liabilities	4,116,218	235,886						4,352,104
Total Current Liabilities	22,501,149	8,092,126	-		-			30,593,275

Non-Current Liabilities
Lease Operating Non-Current Portion	11,002,787							11,002,787
Deferred income - Grant	10,274,954							10,274,954
Total Long-term Liabilities	21,277,741	-	-		-			21,277,741
Total Liabilities	43,778,890	8,092,126	-		-			51,871,016

Stockholders’ Equity
Preferred stock	-	-	417	[2]		(417)	[7]	-
Common stock	2,131	127,132	(126,750)	[3]		4,171	[7]	6,684
Additional paid-in capital	249,202,406	17,248,964	(1,859,864)	[4]		(3,754)	[7]	264,587,752
Retained Earnings/ accumulated Deficit	(246,186,125)	(16,632,597)	16,632,597		(198,688) [5]	227,844	[8]	(246,156,969)
Noncontrolling interest	-	-	227,844	[6]		(227,844)	[8]	-
Total stockholders’ Equity	3,018,412	743,499	14,874,243		(198,688)	-		18,437,466
Total liabilities and stockholders’ Equity	46,797,302	8,835,625	14,874,243		(198,688)	-		70,308,482
	HTOO	QIND	Pro-forma adjustment	Consolidated
All figures are in $ USD unless otherwise stated	31-Dec-23	31-Dec-23	Transaction costs	31-Dec-23

Revenue	4,481,822	-	-	4,481,822

Cost of revenues	21,727,430	-	-	21,727,430

Gross profit	(17,245,608)	-	-	(17,245,608)

Total operating expenses	22,842,112	2,704,320	198,688	25,745,119

Income (loss) from operations	(40,087,720)	(2,704,320)	(198,688)	(42,990,727)

Other (income) expenses	(6,977,679)	1,457,477	-	(5,520,202)

Operating profit before tax	(33,110,041)	(4,161,797)	(198,688)	(37,470,526)

i.	Basis of Presentation

The audited pro forma combined financial statements are based on Fusion Fuel and Quality’s historical consolidated audited financial statements as adjusted to give effect to the Acquisition and the shares issued as part of the Acquisition. The audited pro forma condensed combined financial information for the year ended December 31, 2023 was prepared using the acquisition method of accounting and gives effect to the Acquisition as if it had occurred on December 31, 2023.

Historical financial information has been adjusted in the pro forma balance sheet to pro forma events that are:

(1) directly attributable to the Acquisition; and

(2) factually supportable.

The pro forma adjustments presented in the pro forma combined balance sheet and statement of operations are described in Note (iii) - Pro Forma Adjustments.

ii.	Preliminary Purchase Price Allocation

On November 26, 2024, Fusion Fuel completed the acquisition of Quality, pursuant to a Stock Purchase Agreement dated November 18, 2024. Under the terms of the agreement, 78,312,334 shares of common stock and 20,000 shares of Series B Preferred Stock of Quality were sold, representing approximately 69.36% of Quality’s equity value.

The purchase price was structured through a share swap whereby Fusion Fuel issued 3,818,969 Class A Ordinary Shares (representing 19.99% of the Company’s issued shares), and 4,171,327 Series A Convertible Preferred Shares, which will convert into 41,713,270 Class A shares upon shareholder and Nasdaq approval.

The pro forma financial statements have been prepared on the basis of the acquisition method, in accordance with IFRS 3, whereby Quality’s historical financial results have been adjusted for the effects of fair value measurements as of the acquisition date. The acquirer has been identified as Fusion Fuel Green PLC, and the target as Quality Industrial Corp.

The purchase price was preliminarily allocated based on the estimated fair value of net assets acquired and liabilities assumed at the date of the acquisition. The preliminary purchase price allocation is subject to further refinement and may require adjustments to arrive at the final purchase price allocation.

The net assets of Quality were $743,499 as of December 31, 2023, of which $515,655 (69.36%) would have been owned by Fusion Fuel if the Acquisition had occurred on December 31, 2023. The remaining $227,844 (30.64%) of the net assets are held by minority interest.

The dollar value of the purchase price paid equates to approx. $15,389,898 for 69.36% of Quality. The purchase price, minus the net assets held by Parent would result in an implied goodwill value of $14,874,243 if the acquisition had occurred on December 31, 2023.

Once transaction closing requirements have been met, i.e. once HTOO board and Nasdaq approve the transaction, the 4,171,328 Series A Convertible Preferred Shares will convert on a 1-for-10 basis into Series A Ordinary Shares and the non-controlling interest (remaining 30.64%) will be subsumed into HTOO. QIND will at this point be considered a wholly owned subsidiary of HTOO.

iii.	Pro Forma Transaction Accounting Adjustments

The pro-forma adjustments are based on our preliminary estimates and assumptions that are subject to change. The following adjustments have been reflected in the audited pro-forma condensed combined financial information:

To give effect of consolidation as per general accepted principles of consolidation, purchase consideration, goodwill and minority interest has been recorded.

1.	To record purchase price in excess of fair value of net assets acquired, based on a preliminary purchase price allocation.

2.	To record the issuance of 4,171,328 Series A Convertible Preferred Shares of the Company, at a price per of $0.338. These Preferred Ordinary Shares convert into common shares on a 1-for-10 basis.

3.	To record the issuance of 3,818,969 Series A Ordinary Shares of the Company, at a price per of $0.338.

4.	To record the additional paid in capital recorded in the Acquisition.

5.	To record costs associated with the Acquisition.

6.	To represent the value of QIND that is not directly owned by HTOO at the time the Acquisition closes.

7.	To account for the conversion of preferred shares into common shares at a 10 for 1 ratio once transaction closing requirements are met, at which point QIND becomes a wholly owned subsidiary of HTOO.

8.	To account for the additional 30.64% equity value of QIND that has been subsumed into HTOO and is no longer considered non-controlling interest, post transaction closing requirements are met.